AB Cap Fund, Inc.

Portfolio of Investments

Small Cap Growth Portfolio

October 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Health Care – 29.8%
Biotechnology – 15.8%
ADC Therapeutics SA(a)	430,899	$12,362,492
Allakos, Inc.(a) (b)	270,572	25,739,514
Allogene Therapeutics, Inc.(a) (b)	587,443	19,926,067
Annexon, Inc.(a)	516,679	10,752,090
Arena Pharmaceuticals, Inc.(a) (b)	229,234	19,649,938
Ascendis Pharma A/S (Sponsored ADR)(a)	130,020	21,238,767
Biohaven Pharmaceutical Holding Co., Ltd.(a) (b)	403,036	31,219,169
Bioxcel Therapeutics, Inc.(a) (b)	326,544	14,919,795
Blueprint Medicines Corp.(a) (b)	375,110	38,366,251
Coherus Biosciences, Inc.(a) (b)	1,316,176	21,940,654
Deciphera Pharmaceuticals, Inc.(a)	440,963	25,606,721
Insmed, Inc.(a) (b)	1,025,245	33,771,570
Iovance Biotherapeutics, Inc.(a) (b)	424,938	15,161,788
iTeos Therapeutics, Inc.(a)	570,456	12,989,283
Legend Biotech Corp. ADR(a) (b)	306,992	7,941,883
Madrigal Pharmaceuticals, Inc.(a) (b)	153,735	19,562,779
PTC Therapeutics, Inc.(a) (b)	513,120	26,779,733
Relay Therapeutics, Inc.(a)	375,904	13,885,894
Turning Point Therapeutics, Inc. - Class I(a) (b)	276,351	25,476,799
Twist Bioscience Corp.(a) (b)	579,020	44,376,093
Ultragenyx Pharmaceutical, Inc.(a) (b)	387,359	38,929,579
Vir Biotechnology, Inc.(a) (b)	694,337	21,829,955
Y-mAbs Therapeutics, Inc.(a) (b)	514,843	22,004,390
Zentalis Pharmaceuticals, Inc.(a) (b)	423,308	16,758,764

		541,189,968

Health Care Equipment & Supplies – 5.4%
Eargo, Inc.(a)	309,034	10,708,028
iRhythm Technologies, Inc.(a) (b)	251,493	53,178,195
Outset Medical, Inc.(a) (b)	381,222	17,715,386
Penumbra, Inc.(a) (b)	116,093	30,303,756
Praxis Precision Medicines, Inc.(a) (b)	405,491	14,192,185
Selectquote, Inc.(a)	1,268,505	21,843,656
Silk Road Medical, Inc.(a) (b)	626,594	37,971,596

		185,912,802

Health Care Providers & Services – 3.3%
Allovir, Inc.(a)	562,505	14,867,007
Guardant Health, Inc.(a)	339,770	36,239,868
HealthEquity, Inc.(a) (b)	97,060	4,997,620
LHC Group, Inc.(a) (b)	264,540	57,286,137

		113,390,632

Health Care Technology – 1.3%
American Well Corp. - Class A(a) (b)	633,825	16,359,023
Health Catalyst, Inc.(a) (b)	860,224	29,660,524

		46,019,547

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.9%
10X Genomics, Inc.(a)	221,639	$30,342,379
ICON PLC(a)	177,324	31,971,517
Repligen Corp.(a) (b)	221,580	36,908,581

		99,222,477

Pharmaceuticals – 1.1%
Axsome Therapeutics, Inc.(a) (b)	269,370	17,861,925
Revance Therapeutics, Inc.(a) (b)	764,700	19,790,436

		37,652,361

		1,023,387,787

Information Technology – 24.9%
Electronic Equipment, Instruments & Components – 4.8%
Allegro MicroSystems, Inc.(a)	1,175,421	21,510,204
II-VI, Inc.(a) (b)	1,173,670	53,366,775
Littelfuse, Inc.	219,900	43,527,006
Novanta, Inc.(a) (b)	429,170	46,659,363

		165,063,348

IT Services – 1.6%
BigCommerce Holdings, Inc.(a) (b)	252,559	18,537,831
Shift4 Payments, Inc. - Class A(a)	679,066	34,571,250

		53,109,081

Semiconductors & Semiconductor Equipment – 8.4%
Cree, Inc.(a) (b)	512,220	32,577,192
Inphi Corp.(a) (b)	227,690	31,821,954
Lattice Semiconductor Corp.(a) (b)	1,687,769	58,903,138
MACOM Technology Solutions Holdings, Inc.(a) (b)	1,213,800	44,303,700
MKS Instruments, Inc.(b)	364,470	39,504,903
Semtech Corp.(a) (b)	528,440	29,006,072
Silicon Laboratories, Inc.(a)	504,512	51,692,300

		287,809,259

Software – 10.1%
Anaplan, Inc.(a) (b)	606,564	33,573,317
Aspen Technology, Inc.(a) (b)	69,082	7,585,894
Avalara, Inc.(a)	97,634	14,552,348
Blackline, Inc.(a) (b)	564,960	55,185,293
Duck Creek Technologies, Inc.(a) (b)	499,725	21,673,073
Everbridge, Inc.(a) (b)	194,300	20,341,267
Five9, Inc.(a)	266,273	40,398,940
Manhattan Associates, Inc.(a) (b)	475,650	40,668,075
Ping Identity Holding Corp.(a) (b)	1,162,854	32,199,427
Q2 Holdings, Inc.(a) (b)	165,767	15,124,581
Rapid7, Inc.(a) (b)	416,840	25,814,901

Company	Shares	U.S. $ Value

Smartsheet, Inc. - Class A(a) (b)	491,302	$24,491,405
Vertex, Inc.(a) (b)	656,663	15,917,511

		347,526,032

		853,507,720

Industrials – 16.1%
Aerospace & Defense – 2.1%
Axon Enterprise, Inc.(a) (b)	412,790	40,824,931
Mercury Systems, Inc.(a) (b)	446,364	30,745,552

		71,570,483

Building Products – 2.9%
AZEK Co., Inc. (The)(a)	939,750	31,425,240
Simpson Manufacturing Co., Inc.(b)	506,970	44,978,379
Trex Co., Inc.(a) (b)	352,354	24,502,697

		100,906,316

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.(b)	532,538	53,738,410

Electrical Equipment – 1.3%
Array Technologies, Inc.(a)	826,398	30,452,766
Plug Power, Inc.(a) (b)	1,152,660	16,137,240

		46,590,006

Machinery – 4.6%
Chart Industries, Inc.(a) (b)	518,563	43,792,645
ITT, Inc.	671,190	40,613,707
John Bean Technologies Corp.	449,640	37,756,271
Middleby Corp. (The)(a)	262,280	26,107,351
Nordson Corp.	53,080	10,267,265

		158,537,239

Road & Rail – 2.1%
Knight-Swift Transportation Holdings, Inc.	408,564	15,521,346
Saia, Inc.(a) (b)	384,946	56,841,127

		72,362,473

Trading Companies & Distributors – 1.5%
SiteOne Landscape Supply, Inc.(a) (b)	421,995	50,424,182

		554,129,109

Consumer Discretionary – 14.7%
Auto Components – 1.5%
Fox Factory Holding Corp.(a) (b)	606,643	51,006,543

Automobiles – 0.3%
Fisker, Inc.(c)	1,023,850	10,381,839

Diversified Consumer Services – 1.7%
Chegg, Inc.(a) (b)	495,110	36,360,878
Strategic Education, Inc.	286,660	23,809,980

		60,170,858

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 3.2%
Planet Fitness, Inc.(a)	498,993	$29,575,315
Texas Roadhouse, Inc. - Class A(b)	643,750	45,081,812
Wingstop, Inc.(b)	311,314	36,215,158

		110,872,285

Household Durables – 2.1%
Installed Building Products, Inc.(a)	287,599	26,039,213
Lovesac Co. (The)(a) (b)	844,325	21,732,926
Meritage Homes Corp.(a)	278,070	24,217,116

		71,989,255

Internet & Direct Marketing Retail – 0.7%
RealReal, Inc. (The)(a) (b)	1,862,955	23,454,604

Multiline Retail – 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a) (b)	362,830	31,598,865

Specialty Retail – 4.3%
Five Below, Inc.(a) (b)	186,202	24,828,175
Floor & Decor Holdings, Inc. - Class A(a) (b)	471,722	34,435,706
Lithia Motors, Inc. - Class A(b)	177,239	40,688,757
Sleep Number Corp.(a) (b)	727,666	46,104,918

		146,057,556

		505,531,805

Financials – 7.0%
Banks – 0.2%
First Financial Bankshares, Inc.	266,280	7,937,807

Capital Markets – 3.3%
Hamilton Lane, Inc. - Class A(b)	488,630	34,057,511
Houlihan Lokey, Inc.(b)	641,047	40,193,647
Stifel Financial Corp.	669,177	39,120,087

		113,371,245

Insurance – 3.5%
Inari Medical, Inc.(a) (b)	407,211	26,957,368
Palomar Holdings, Inc.(a)	347,223	30,961,875
Trean Insurance Group, Inc.(a)	1,101,145	11,947,423
Trupanion, Inc.(a)	689,539	49,329,620

		119,196,286

		240,505,338

Consumer Staples – 3.4%
Food & Staples Retailing – 1.2%
Grocery Outlet Holding Corp.(a) (b)	914,234	40,244,581

Company	Shares	U.S. $ Value

Food Products – 2.2%
Freshpet, Inc.(a)	486,748	$55,732,646
Vital Farms, Inc.(a) (b)	587,148	20,291,835

		76,024,481

		116,269,062

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.3%
QTS Realty Trust, Inc. - Class A(b)	713,906	43,912,358

Materials – 0.6%
Containers & Packaging – 0.6%
Ranpak Holdings Corp.(a) (b)	2,345,897	20,010,501

Total Common Stocks (cost $2,562,015,582)		3,357,253,680

INVESTMENT COMPANIES – 1.2%
Funds and Investment Trusts – 1.2%
iShares Russell 2000 Growth ETF(b) (d) (cost $33,922,137)	183,530	40,958,390

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Household Durables – 0.0%
Honest Co., Inc. (The) - Series D 0.00% (a) (c) (e)	29,639	991,721
Honest Co., Inc. (The) - Series E 0.00% (a) (c) (e)	7,460	174,489

Total Preferred Stocks (cost $1,502,385)		1,166,210

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.03%(d) (f) (g) (cost $43,355,671)	43,355,671	43,355,671

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $2,640,795,775)		3,442,733,951

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(d) (f) (g) (cost $110,964,983)	110,964,983	110,964,983

Company	U.S. $ Value

Total Investments – 103.5% (cost $2,751,760,758)(h)	$3,553,698,934
Other assets less liabilities – (3.5)%	(121,177,062)

Net Assets – 100.0%	$3,432,521,872

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of October 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $874,240,684 and gross unrealized depreciation of investments was $(72,302,508), resulting in net unrealized appreciation of $801,938,176.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

Small Cap Growth Portfolio

October 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Health Care	$1,023,387,787	$—	$—	$1,023,387,787
Information Technology	853,507,720	—	—	853,507,720
Industrials	554,129,109	—	—	554,129,109
Consumer Discretionary	495,149,966	—	10,381,839	505,531,805
Financials	240,505,338	—	—	240,505,338
Consumer Staples	116,269,062	—	—	116,269,062
Real Estate	43,912,358	—	—	43,912,358
Materials	20,010,501	—	—	20,010,501
Investment Companies	40,958,390	—	—	40,958,390
Preferred Stocks	—	—	1,166,210	1,166,210
Short-Term Investments	43,355,671	—	—	43,355,671
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	110,964,983	—	—	110,964,983

Total Investments in Securities	3,542,150,885	—	11,548,049	3,553,698,934
Other Financial Instruments(a)	—	—	—	—

Total	$3,542,150,885	$—	$11,548,049	$3,553,698,934

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2020 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$26,273	$316,531	$299,448	$43,356	$11
Government Money Market Portfolio*	107,788	256,011	252,834	110,965	18
Total	$134,061	$572,542	$552,282	$154,321	$29

*	Investments of cash collateral for securities lending transactions